Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets Relating to Thacker Pass Project (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exploration and evaluation assets [abstract]
Beginning balance	$ 9,514	$ 5,747
Additions	347	4,120
Write off of non-Thacker Pass assets		(353)
Transfers to PP&E (Note 9)	(9,091)
Ending balance	$ 770	$ 9,514